CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Common Stock	Additional paid-in capital	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2016	$ 64,123	$ 90,000	$ (424,166)	$ 540	$ (269,503)
Balance (in shares) at Dec. 31, 2016	64,122,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment				12,014	12,014
Net Income (loss)			890,972		890,972
Balance at Dec. 31, 2017	$ 64,123	90,000	466,806	12,554	633,483
Balance (in shares) at Dec. 31, 2017	64,122,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment				11,661	11,661
Net Income (loss)			(61,858)		(61,858)
Balance at Mar. 31, 2018	$ 64,123	90,000	404,948	24,215	583,286
Balance (in shares) at Mar. 31, 2018	64,122,997
Balance at Dec. 31, 2017	$ 64,123	90,000	466,806	12,554	633,483
Balance (in shares) at Dec. 31, 2017	64,122,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment					(21,007)
Net Income (loss)					116,175
Balance at Jun. 30, 2018	$ 64,123	90,000	582,981	(8,453)	728,651
Balance (in shares) at Jun. 30, 2018	64,122,997
Balance at Dec. 31, 2017	$ 64,123	90,000	466,806	12,554	633,483
Balance (in shares) at Dec. 31, 2017	64,122,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment				(24,019)	(24,019)
Net Income (loss)			1,029,325		1,029,325
Balance at Dec. 31, 2018	$ 64,123	90,000	1,496,131	(11,465)	1,638,789
Balance (in shares) at Dec. 31, 2018	64,122,997
Balance at Mar. 31, 2018	$ 64,123	90,000	404,948	24,215	583,286
Balance (in shares) at Mar. 31, 2018	64,122,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment				(32,668)	(32,668)
Net Income (loss)			178,033		178,033
Balance at Jun. 30, 2018	$ 64,123	90,000	582,981	(8,453)	728,651
Balance (in shares) at Jun. 30, 2018	64,122,997
Balance at Dec. 31, 2018	$ 64,123	90,000	1,496,131	(11,465)	1,638,789
Balance (in shares) at Dec. 31, 2018	64,122,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment				(7,090)	(7,090)
Net Income (loss)			(16,972)		(16,972)
Balance at Mar. 31, 2019	$ 64,123	90,000	1,479,159	(18,555)	1,614,727
Balance (in shares) at Mar. 31, 2019	64,122,997
Balance at Dec. 31, 2018	$ 64,123	90,000	1,496,131	(11,465)	1,638,789
Balance (in shares) at Dec. 31, 2018	64,122,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment					(8,943)
Net Income (loss)					(170,432)
Balance at Jun. 30, 2019	$ 74,123	112,425	1,325,699	(20,408)	1,491,839
Balance (in shares) at Jun. 30, 2019	74,122,997
Balance at Mar. 31, 2019	$ 64,123	90,000	1,479,159	(18,555)	1,614,727
Balance (in shares) at Mar. 31, 2019	64,122,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued in exchange for investment in equity securities	$ 10,000	22,425			32,425
Common shares issued in exchange for investment in equity securities (in shares)	10,000,000
Foreign currency translation adjustment				(1,853)	(1,853)
Net Income (loss)			(153,460)		(153,460)
Balance at Jun. 30, 2019	$ 74,123	$ 112,425	$ 1,325,699	$ (20,408)	$ 1,491,839
Balance (in shares) at Jun. 30, 2019	74,122,997